Borrowings - Maturities of Long-Term Borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Borrowings
2017	¥ 652,343
2018	1,032,790
2019	1,128,105
2020	1,057,019
2021	835,225
2022 and thereafter	3,296,622
Subtotal	8,002,104	¥ 8,202,773
Trading balances of secured borrowings	127,455	133,523
Total	¥ 8,129,559	¥ 8,336,296